Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 155	$ 144
Loans to customers	5	6
Tax receivable, other than income tax	97	100
Brazilian tax credits and interest receivables	1,422	1,299
Trade and other receivables	346	323
Non-current trade and other receivables	$ 2,026	$ 1,871